UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

Item 1.	Reports to Stockholders.

(a)

DWS RREEF Global Infrastructure Fund

Class A: TOLLX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.26%

Gross expense ratio as of the latest prospectus: 1.39%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	814,721,576
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	3,685,749

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Master Limited Partnerships	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Utilities	44%
Energy	27%
Industrials	12%
Real Estate	12%
Communication Services	4%
Total	99%

Geographical Diversification

Country	% of Net Assets
United States	56%
Canada	12%
Spain	8%
United Kingdom	7%
France	6%
Italy	3%
China	2%
Hong Kong	2%
Japan	1%
Mexico	1%
Other	1%
Total	99%

Top Ten Holdings

Holdings	50.4% of Net Assets
American Tower Corp.	7.8%
National Grid PLC	6.9%
PG&E Corp.	5.2%
Sempra	5.1%
Vinci SA	5.1%
Enbridge, Inc.	4.8%
ONEOK, Inc.	4.7%
Williams Companies, Inc.	3.8%
Pembina Pipeline Corp.	3.5%
NiSource, Inc.	3.5%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DRGIF-TSRS-A

 R-101799-1 (8/24)

DWS RREEF Global Infrastructure Fund

Class C: TOLCX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	2.01%

Gross expense ratio as of the latest prospectus: 2.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	814,721,576
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	3,685,749

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Master Limited Partnerships	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Utilities	44%
Energy	27%
Industrials	12%
Real Estate	12%
Communication Services	4%
Total	99%

Geographical Diversification

Country	% of Net Assets
United States	56%
Canada	12%
Spain	8%
United Kingdom	7%
France	6%
Italy	3%
China	2%
Hong Kong	2%
Japan	1%
Mexico	1%
Other	1%
Total	99%

Top Ten Holdings

Holdings	50.4% of Net Assets
American Tower Corp.	7.8%
National Grid PLC	6.9%
PG&E Corp.	5.2%
Sempra	5.1%
Vinci SA	5.1%
Enbridge, Inc.	4.8%
ONEOK, Inc.	4.7%
Williams Companies, Inc.	3.8%
Pembina Pipeline Corp.	3.5%
NiSource, Inc.	3.5%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DRGIF-TSRS-C

 R-101799-1 (8/24)

DWS RREEF Global Infrastructure Fund

Class R6: TOLZX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	1.01%

Gross expense ratio as of the latest prospectus: 1.04%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	814,721,576
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	3,685,749

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Master Limited Partnerships	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Utilities	44%
Energy	27%
Industrials	12%
Real Estate	12%
Communication Services	4%
Total	99%

Geographical Diversification

Country	% of Net Assets
United States	56%
Canada	12%
Spain	8%
United Kingdom	7%
France	6%
Italy	3%
China	2%
Hong Kong	2%
Japan	1%
Mexico	1%
Other	1%
Total	99%

Top Ten Holdings

Holdings	50.4% of Net Assets
American Tower Corp.	7.8%
National Grid PLC	6.9%
PG&E Corp.	5.2%
Sempra	5.1%
Vinci SA	5.1%
Enbridge, Inc.	4.8%
ONEOK, Inc.	4.7%
Williams Companies, Inc.	3.8%
Pembina Pipeline Corp.	3.5%
NiSource, Inc.	3.5%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DRGIF-TSRS-R6

 R-101799-1 (8/24)

DWS RREEF Global Infrastructure Fund

Class S: TOLSX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$55	1.11%

Gross expense ratio as of the latest prospectus: 1.21%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	814,721,576
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	3,685,749

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Master Limited Partnerships	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Utilities	44%
Energy	27%
Industrials	12%
Real Estate	12%
Communication Services	4%
Total	99%

Geographical Diversification

Country	% of Net Assets
United States	56%
Canada	12%
Spain	8%
United Kingdom	7%
France	6%
Italy	3%
China	2%
Hong Kong	2%
Japan	1%
Mexico	1%
Other	1%
Total	99%

Top Ten Holdings

Holdings	50.4% of Net Assets
American Tower Corp.	7.8%
National Grid PLC	6.9%
PG&E Corp.	5.2%
Sempra	5.1%
Vinci SA	5.1%
Enbridge, Inc.	4.8%
ONEOK, Inc.	4.7%
Williams Companies, Inc.	3.8%
Pembina Pipeline Corp.	3.5%
NiSource, Inc.	3.5%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DRGIF-TSRS-S

 R-101799-1 (8/24)

DWS RREEF Global Infrastructure Fund

Institutional Class: TOLIX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	1.01%

Gross expense ratio as of the latest prospectus: 1.12%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	814,721,576
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	3,685,749

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Master Limited Partnerships	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Utilities	44%
Energy	27%
Industrials	12%
Real Estate	12%
Communication Services	4%
Total	99%

Geographical Diversification

Country	% of Net Assets
United States	56%
Canada	12%
Spain	8%
United Kingdom	7%
France	6%
Italy	3%
China	2%
Hong Kong	2%
Japan	1%
Mexico	1%
Other	1%
Total	99%

Top Ten Holdings

Holdings	50.4% of Net Assets
American Tower Corp.	7.8%
National Grid PLC	6.9%
PG&E Corp.	5.2%
Sempra	5.1%
Vinci SA	5.1%
Enbridge, Inc.	4.8%
ONEOK, Inc.	4.7%
Williams Companies, Inc.	3.8%
Pembina Pipeline Corp.	3.5%
NiSource, Inc.	3.5%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DRGIF-TSRS-I

 R-101799-1 (8/24)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2024
Semiannual Financial Statements and Other Information
DWS RREEF Global Infrastructure Fund

Contents
3	Investment Portfolio
7	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
16	Notes to Financial Statements
28	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS RREEF Global Infrastructure Fund

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 98.8%
Australia 0.9%
APA Group (Units) (Cost $8,495,111)	1,455,551	7,762,105
Canada 12.5%
Enbridge, Inc.	1,110,077	39,492,305
GFL Environmental, Inc.	195,740	7,620,158
Hydro One Ltd. 144A	286,429	8,343,405
Keyera Corp. (a)	651,625	18,047,638
Pembina Pipeline Corp.	761,716	28,262,640
(Cost $87,174,514)		101,766,146
China 2.0%
China Tower Corp. Ltd. “H” , 144A	61,734,000	7,978,932
ENN Energy Holdings Ltd.	989,500	8,123,068
(Cost $18,934,210)		16,102,000
France 6.2%
Eiffage SA	102,683	9,436,266
Vinci SA	390,269	41,145,593
(Cost $44,210,979)		50,581,859
Hong Kong 1.9%
China Gas Holdings Ltd.	910,600	815,413
China Resources Gas Group Ltd.	1,365,200	4,769,134
Hong Kong & China Gas Co., Ltd.	7,629,800	5,796,124
Kunlun Energy Co., Ltd.	4,246,000	4,393,284
(Cost $16,079,675)		15,773,955
Italy 3.0%
Snam SpA (a)	2,787,710	12,317,272
Terna - Rete Elettrica Nazionale	1,547,913	11,950,273
(Cost $25,088,085)		24,267,545
Japan 1.3%
Japan Airport Terminal Co., Ltd.	135,900	4,641,747
Tokyo Gas Co., Ltd.	274,500	5,906,031
(Cost $10,454,307)		10,547,778
Mexico 1.0%
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	14,729	2,294,336
Grupo Aeroportuario del Sureste SAB de CV (ADR)	20,109	6,023,048
(Cost $6,212,362)		8,317,384
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	3

	Shares	Value ($)
Spain 7.6%
Aena SME SA 144A	111,138	22,372,799
Cellnex Telecom SA 144A*	836,143	27,158,804
Redeia Corp. SA (a)	702,652	12,325,923
(Cost $51,846,436)		61,857,526
United Kingdom 7.4%
National Grid PLC	5,024,260	56,147,919
Severn Trent PLC	65,002	1,956,336
United Utilities Group PLC	155,603	1,933,978
(Cost $56,759,367)		60,038,233
United States 55.0%
American Tower Corp. (REIT)	326,073	63,382,070
Atmos Energy Corp.	143,682	16,760,505
CenterPoint Energy, Inc.	695,603	21,549,781
Cheniere Energy, Inc.	53,855	9,415,470
Crown Castle, Inc. (REIT)	123,357	12,051,979
DT Midstream, Inc.	195,143	13,861,007
Edison International	289,850	20,814,129
Eversource Energy	126,630	7,181,187
Exelon Corp.	764,146	26,447,093
Kinder Morgan, Inc.	705,472	14,017,729
NiSource, Inc.	977,140	28,151,403
Norfolk Southern Corp.	33,060	7,097,651
ONEOK, Inc.	470,052	38,332,741
PG&E Corp.	2,411,328	42,101,787
Pinnacle West Capital Corp.	80,580	6,154,700
SBA Communications Corp. (REIT)	106,023	20,812,315
Sempra	550,952	41,905,409
Targa Resources Corp.	206,620	26,608,524
Williams Companies, Inc.	737,696	31,352,080
(Cost $295,685,572)		447,997,560
Total Common Stocks (Cost $620,940,618)		805,012,091
Master Limited Partnerships 0.5%
United States
Enterprise Products Partners LP (Cost $3,717,834)	140,275	4,065,170
The accompanying notes are an integral part of the financial statements.

4	|	DWS RREEF Global Infrastructure Fund

	Shares	Value ($)
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.24% (b) (c) (Cost $21,677,002)	21,677,002	21,677,002
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.36% (b) (Cost $2,738,050)	2,738,050	2,738,050

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $649,073,504)	102.3	833,492,313
Other Assets and Liabilities, Net	(2.3)	(18,770,737)
Net Assets	100.0	814,721,576
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.24% (b) (c)
6,814,025	14,862,977 (d)	—	—	—	160,712	—	21,677,002	21,677,002
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.36% (b)
3,279,510	56,207,501	56,748,961	—	—	31,303	—	2,738,050	2,738,050
10,093,535	71,070,478	56,748,961	—	—	192,015	—	24,415,052	24,415,052

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $20,648,278, which is 2.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	5

(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$7,762,105	$—	$7,762,105
Canada	101,766,146	—	—	101,766,146
China	—	16,102,000	—	16,102,000
France	—	50,581,859	—	50,581,859
Hong Kong	—	15,773,955	—	15,773,955
Italy	—	24,267,545	—	24,267,545
Japan	—	10,547,778	—	10,547,778
Mexico	8,317,384	—	—	8,317,384
Spain	—	61,857,526	—	61,857,526
United Kingdom	—	60,038,233	—	60,038,233
United States	447,997,560	—	—	447,997,560
Master Limited Partnerships	4,065,170	—	—	4,065,170
Short-Term Investments (a)	24,415,052	—	—	24,415,052
Total	$586,561,312	$246,931,001	$—	$833,492,313

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

6	|	DWS RREEF Global Infrastructure Fund

Statement of Assets and Liabilities
as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $624,658,452) — including $20,648,278 of securities loaned	$809,077,261
Investment in DWS Government & Agency Securities Portfolio (cost $21,677,002)*	21,677,002
Investment in DWS Central Cash Management Government Fund (cost $2,738,050)	2,738,050
Cash	33
Receivable for investments sold	3,224,402
Receivable for Fund shares sold	283,730
Dividends receivable	5,566,645
Affiliated securities lending income receivable	28,769
Foreign taxes recoverable	249,229
Other assets	74,686
Total assets	842,919,807
Liabilities
Foreign cash overdraft, at value (cost $15,192)	17,927
Payable upon return of securities loaned	21,677,002
Payable for investments purchased	4,573,442
Payable for Fund shares redeemed	837,300
Accrued management fee	521,779
Accrued Directors' fees	11,406
Other accrued expenses and payables	559,375
Total liabilities	28,198,231
Net assets, at value	$814,721,576
Net Assets Consist of
Distributable earnings (loss)	210,245,348
Paid-in capital	604,476,228
Net assets, at value	$814,721,576
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	7

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($228,833,260 ÷ 15,572,827 shares of capital stock outstanding, $.01 par value, 350,000,000 shares authorized)	$14.69
Maximum offering price per share (100 ÷ 94.25 of $14.69)	$15.59
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($15,621,046 ÷ 1,081,809 shares of capital stock outstanding, $.01 par value, 200,000,000 shares authorized)	$14.44
Class R6
Net Asset Value, offering and redemption price per share ($13,728,824 ÷ 938,046 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$14.64
Class S
Net Asset Value, offering and redemption price per share ($83,859,623 ÷ 5,732,636 shares of capital stock outstanding, $.01 par value, 500,000,000 shares authorized)	$14.63
Institutional Class
Net Asset Value, offering and redemption price per share ($472,678,823 ÷ 32,344,383 shares of capital stock outstanding, $.01 par value, 250,000,000 shares authorized)	$14.61
The accompanying notes are an integral part of the financial statements.

8	|	DWS RREEF Global Infrastructure Fund

Statement of Operations
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,208,580)	$18,397,600
Income distributions — DWS Central Cash Management Government Fund	31,303
Affiliated securities lending income	160,712
Total income	18,589,615
Expenses:
Management fee	3,873,990
Administration fee	417,530
Services to shareholders	493,208
Distribution and service fees	383,102
Custodian fee	35,963
Professional fees	43,006
Reports to shareholders	55,934
Registration fees	33,243
Directors' fees and expenses	25,540
Other	44,904
Total expenses before expense reductions	5,406,420
Expense reductions	(626,177)
Total expenses after expense reductions	4,780,243
Net investment income	13,809,372
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	29,291,683
Foreign currency	(3,098)
29,288,585
Change in net unrealized appreciation (depreciation) on:
Investments	(36,839,409)
Foreign currency	(47,505)
(36,886,914)
Net gain (loss)	(7,598,329)
Net increase (decrease) in net assets resulting from operations	$6,211,043
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	9

Statements of Changes in Net Assets
	Six Months Ended June 30, 2024	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$13,809,372	$26,095,511
Net realized gain (loss)	29,288,585	10,823,308
Change in net unrealized appreciation (depreciation)	(36,886,914)	(25,621,816)
Net increase (decrease) in net assets resulting from operations	6,211,043	11,297,003
Distributions to shareholders:
Class A	(5,408,136)	(6,927,556)
Class C	(316,993)	(470,472)
Class R6	(335,914)	(356,932)
Class S	(2,073,194)	(3,266,774)
Institutional Class	(11,951,492)	(16,822,431)
Total distributions	(20,085,729)	(27,844,165)
Fund share transactions:
Proceeds from shares sold	50,283,717	161,552,273
Reinvestment of distributions	18,158,667	24,597,390
Payments for shares redeemed	(175,435,848)	(454,675,325)
Net increase (decrease) in net assets from Fund share transactions	(106,993,464)	(268,525,662)
Increase (decrease) in net assets	(120,868,150)	(285,072,824)
Net assets at beginning of period	935,589,726	1,220,662,550
Net assets at end of period	$814,721,576	$935,589,726

The accompanying notes are an integral part of the financial statements.

10	|	DWS RREEF Global Infrastructure Fund

Financial Highlights
DWS RREEF Global Infrastructure Fund — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$14.91	$15.01	$18.01	$15.90	$16.53	$13.06
Income (loss) from investment operations:
Net investment income[a]	.23	.33	.23	.24	.16	.29
Net realized and unrealized gain (loss)	(.10 )	(.07 )	(1.68)	2.91	(.56 )	3.47
Total from investment operations	.13	.26	(1.45)	3.15	(.40 )	3.76
Less distributions from:
Net investment income	(.18 )	(.30 )	(.21 )	(.18 )	(.18 )	(.25 )
Net realized gains	(.17 )	(.06 )	(1.34)	(.86 )	(.05 )	—
Return of capital	—	—	—	—	—	(.04 )
Total distributions	(.35 )	(.36 )	(1.55)	(1.04)	(.23 )	(.29 )
Net asset value, end of period	$14.69	$14.91	$15.01	$18.01	$15.90	$16.53
Total Return (%)[b,c]	.86 *	1.83	(7.97)	20.16	(2.23)	28.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	229	255	309	344	267	289
Ratio of expenses before expense reductions (%)	1.42 **	1.39	1.39	1.38	1.40	1.41
Ratio of expenses after expense reductions (%)	1.26 **	1.28	1.28	1.33	1.33	1.36
Ratio of net investment income (%)	3.09 **	2.23	1.33	1.37	1.07	1.90
Portfolio turnover rate (%)	18 *	43	40	44	54	60

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	11

DWS RREEF Global Infrastructure Fund — Class C
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$14.66	$14.75	$17.73	$15.69	$16.33	$12.90
Income (loss) from investment operations:
Net investment income[a]	.16	.20	.07	.08	.04	.17
Net realized and unrealized gain (loss)	(.09 )	(.04 )	(1.61)	2.89	(.55 )	3.43
Total from investment operations	.07	.16	(1.54)	2.97	(.51 )	3.60
Less distributions from:
Net investment income	(.12 )	(.19 )	(.10 )	(.07 )	(.08 )	(.15 )
Net realized gains	(.17 )	(.06 )	(1.34)	(.86 )	(.05 )	—
Return of capital	—	—	—	—	—	(.02 )
Total distributions	(.29 )	(.25 )	(1.44)	(.93 )	(.13 )	(.17 )
Net asset value, end of period	$14.44	$14.66	$14.75	$17.73	$15.69	$16.33
Total Return (%)[b,c]	.48 *	1.13	(8.64)	19.23	(2.99)	27.97
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16	21	47	98	153	252
Ratio of expenses before expense reductions (%)	2.21 **	2.14	2.17	2.15	2.16	2.17
Ratio of expenses after expense reductions (%)	2.01 **	2.03	2.03	2.08	2.08	2.11
Ratio of net investment income (%)	2.22 **	1.34	.43	.49	.28	1.15
Portfolio turnover rate (%)	18 *	43	40	44	54	60

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

12	|	DWS RREEF Global Infrastructure Fund

DWS RREEF Global Infrastructure Fund — Class R6
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$14.85	$14.95	$17.94	$15.85	$16.47	$13.01
Income (loss) from investment operations:
Net investment income[a]	.25	.37	.26	.39	.21	.34
Net realized and unrealized gain (loss)	(.09 )	(.07 )	(1.65)	2.79	(.56 )	3.46
Total from investment operations	.16	.30	(1.39)	3.18	(.35 )	3.80
Less distributions from:
Net investment income	(.20 )	(.34 )	(.26 )	(.23 )	(.22 )	(.29 )
Net realized gains	(.17 )	(.06 )	(1.34)	(.86 )	(.05 )	—
Return of capital	—	—	—	—	—	(.05 )
Total distributions	(.37 )	(.40 )	(1.60)	(1.09)	(.27 )	(.34 )
Net asset value, end of period	$14.64	$14.85	$14.95	$17.94	$15.85	$16.47
Total Return (%)[b]	1.06 *	2.02 [b]	(7.75)[b]	20.49	(1.92)	29.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	14	13	22	3	3
Ratio of expenses before expense reductions (%)	1.06 **	1.04	1.04	1.03	1.06	1.06
Ratio of expenses after expense reductions (%)	1.01 **	1.03	1.03	1.03	1.06	1.06
Ratio of net investment income (%)	3.40 **	2.50	1.50	2.26	1.35	2.22
Portfolio turnover rate (%)	18 *	43	40	44	54	60

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	13

DWS RREEF Global Infrastructure Fund — Class S
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$14.85	$14.95	$17.93	$15.84	$16.47	$13.01
Income (loss) from investment operations:
Net investment income[a]	.23	.35	.25	.25	.18	.29
Net realized and unrealized gain (loss)	(.09 )	(.07 )	(1.65)	2.91	(.55 )	3.49
Total from investment operations	.14	.28	(1.40)	3.16	(.37 )	3.78
Less distributions from:
Net investment income	(.19 )	(.32 )	(.24 )	(.21 )	(.21 )	(.28 )
Net realized gains	(.17 )	(.06 )	(1.34)	(.86 )	(.05 )	—
Return of capital	—	—	—	—	—	(.04 )
Total distributions	(.36 )	(.38 )	(1.58)	(1.07)	(.26 )	(.32 )
Net asset value, end of period	$14.63	$14.85	$14.95	$17.93	$15.84	$16.47
Total Return (%)[b]	.94 *	1.98	(7.76)	20.28	(2.10)	29.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	84	104	145	178	180	238
Ratio of expenses before expense reductions (%)	1.26 **	1.21	1.22	1.21	1.21	1.21
Ratio of expenses after expense reductions (%)	1.11 **	1.13	1.13	1.18	1.18	1.20
Ratio of net investment income (%)	3.18 **	2.37	1.46	1.47	1.19	1.94
Portfolio turnover rate (%)	18 *	43	40	44	54	60

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS RREEF Global Infrastructure Fund

DWS RREEF Global Infrastructure Fund — Institutional Class
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$14.83	$14.93	$17.92	$15.83	$16.45	$13.00
Income (loss) from investment operations:
Net investment income[a]	.24	.36	.27	.28	.20	.34
Net realized and unrealized gain (loss)	(.09 )	(.07 )	(1.67)	2.89	(.55 )	3.44
Total from investment operations	.15	.29	(1.40)	3.17	(.35 )	3.78
Less distributions from:
Net investment income	(.20 )	(.33 )	(.25 )	(.22 )	(.22 )	(.29 )
Net realized gains	(.17 )	(.06 )	(1.34)	(.86 )	(.05 )	—
Return of capital	—	—	—	—	—	(.04 )
Total distributions	(.37 )	(.39 )	(1.59)	(1.08)	(.27 )	(.33 )
Net asset value, end of period	$14.61	$14.83	$14.93	$17.92	$15.83	$16.45
Total Return (%)[b]	.99 *	2.08	(7.73)	20.42	(1.95)	29.21
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	473	542	707	873	689	750
Ratio of expenses before expense reductions (%)	1.15 **	1.12	1.13	1.13	1.14	1.13
Ratio of expenses after expense reductions (%)	1.01 **	1.03	1.03	1.08	1.08	1.11
Ratio of net investment income (%)	3.30 **	2.47	1.57	1.62	1.32	2.24
Portfolio turnover rate (%)	18 *	43	40	44	54	60

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	15

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS RREEF Global Infrastructure Fund (the “Fund” ) is a non-diversified series of Deutsche DWS Global/International Fund, Inc. (the “Corporation” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Maryland corporation.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

16	|	DWS RREEF Global Infrastructure Fund

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of

DWS RREEF Global Infrastructure Fund	|	17

the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period

18	|	DWS RREEF Global Infrastructure Fund

end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $663,799,604. The net unrealized appreciation for all investments based on tax cost was $169,692,709. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $207,262,352 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $37,569,643.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

DWS RREEF Global Infrastructure Fund	|	19

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in limited partnerships and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT” ) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting

20	|	DWS RREEF Global Infrastructure Fund

purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $152,779,521 and $265,479,407, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
RREEF America L.L.C. (“RREEF” ), also an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund’s portfolio have been delegated to RREEF. DIMA compensates RREEF out of the management fee it receives from the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.900%
Next $1 billion of such net assets	.875%
Next $2 billion of such net assets	.825%
Next $2 billion of such net assets	.775%
Over $6 billion of such net assets	.750%
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.90% of the Fund’s average daily net assets.

DWS RREEF Global Infrastructure Fund	|	21

For the period from January 1, 2024 through April 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.26%
Class C	2.01%
Class R6	1.01%
Class S	1.11%
Institutional Class	1.01%
For the six months ended June 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$188,869
Class C	18,196
Class R6	3,116
Class S	67,169
Institutional Class	348,827
$626,177
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $417,530, of which $65,878 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

22	|	DWS RREEF Global Infrastructure Fund

servicing fee it receives from the Fund. For the six months ended June 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$7,457	$2,692
Class C	531	197
Class R6	174	66
Class S	4,802	1,666
Institutional Class	1,014	384
	$13,978	$5,005
In addition, for the six months ended June 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$131,701
Class C	13,794
Class S	88,076
Institutional Class	238,199
$471,770
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2024
Class C	$66,738	$9,825
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

DWS RREEF Global Infrastructure Fund	|	23

accounts the firms service. For the six months ended June 30, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2024	Annualized Rate
Class A	$294,137	$98,632.25%
Class C	22,227	6,677.25%
	$316,364	$105,309
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2024 aggregated $1,816.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended June 30, 2024, the CDSC for Class C shares aggregated $207. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2024, DDI received $735 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $913, of which $790 is unpaid.
Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the

24	|	DWS RREEF Global Infrastructure Fund

investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	385,524	$5,701,297	1,828,466	$27,411,065
Class C	8,754	126,991	53,890	790,871
Class R6	5,190	77,534	22,591	321,074
Class S	153,113	2,222,164	891,764	13,354,159
Institutional Class	2,884,412	42,155,731	8,183,206	119,675,104
		$50,283,717		$161,552,273
Shares issued to shareholders in reinvestment of distributions
Class A	323,939	$4,759,190	417,136	$6,031,123
Class C	20,931	302,149	31,769	451,782
Class R6	22,957	335,914	24,788	356,932
Class S	136,102	1,990,416	219,120	3,152,004
Institutional Class	737,007	10,770,998	1,016,001	14,605,549
		$18,158,667		$24,597,390

DWS RREEF Global Infrastructure Fund	|	25

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(2,212,223)	$(32,491,597)	(5,730,321)	$(83,741,430)
Class C	(378,580)	(5,487,814)	(1,860,527)	(27,268,747)
Class R6	(10,955)	(159,511)	(16,129)	(238,928)
Class S	(1,577,628)	(23,037,524)	(3,781,029)	(54,808,704)
Institutional Class	(7,827,305)	(114,259,402)	(19,966,559)	(288,617,516)
		$(175,435,848)		$(454,675,325)
Net increase (decrease)
Class A	(1,502,760)	$(22,031,110)	(3,484,719)	$(50,299,242)
Class C	(348,895)	(5,058,674)	(1,774,868)	(26,026,094)
Class R6	17,192	253,937	31,250	439,078
Class S	(1,288,413)	(18,824,944)	(2,670,145)	(38,302,541)
Institutional Class	(4,205,886)	(61,332,673)	(10,767,352)	(154,336,863)
		$(106,993,464)		$(268,525,662)
F.
Global Infrastructure Concentration Risk
Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the Fund’s performance. The Fund invests primarily in the securities of infrastructure-related companies, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting infrastructure-related companies. Infrastructure related companies can be negatively affected by various factors, including general or local economic conditions and political developments, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, difficulty in raising capital, costs associated with compliance with changes in regulations, regulation or intervention by various government authorities, including government regulation of rates, inexperience with and potential losses resulting from the deregulation of a particular industry or sector, changes in tax laws, environmental problems, costs or disruptions caused by extreme weather or other natural disasters, the effects of energy conservation policies, commodities markets disruptions (e.g., significant changes over short time periods in the price of oil), technological changes, surplus capacity, casualty losses, threat of terrorist attacks and changes in

26	|	DWS RREEF Global Infrastructure Fund

interest rates. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure-related companies. Infrastructure-related companies may be focused in the energy, industrials and utilities sectors. At times, the performance of securities in these sectors may lag the performance of other sectors or the broader market as a whole. A downturn in these sectors could have an adverse impact on the fund.

DWS RREEF Global Infrastructure Fund	|	27

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Directors (hereinafter referred to as the “Board”  or “Directors” ) approved the renewal of DWS RREEF Global Infrastructure Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement”  and together with the Agreement, the “Agreements” ) between DIMA and RREEF America L.L.C. (“RREEF” ), an affiliate of DIMA, in September 2023.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Directors (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Directors regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and RREEF are part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset

28	|	DWS RREEF Global Infrastructure Fund

management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and RREEF’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including RREEF. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three-year period and has underperformed its benchmark in the one- and five-year periods ended December 31, 2022.

DWS RREEF Global Infrastructure Fund	|	29

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that, effective October 1, 2022, in connection with the 2022 contract renewal process, DIMA implemented a new management fee breakpoint schedule. With respect to the sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages both institutional accounts and DWS Europe Funds comparable to the Fund. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from

30	|	DWS RREEF Global Infrastructure Fund

advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to

DWS RREEF Global Infrastructure Fund	|	31

compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

32	|	DWS RREEF Global Infrastructure Fund

DRGIF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/29/2024